OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING SEGMENTS
Revenue	$ 29,460	$ 23,785	$ 20,281
Europe
OPERATING SEGMENTS
Revenue	8,938	6,876	5,184
Hong Kong
OPERATING SEGMENTS
Revenue	4,996	4,506	3,826
United States
OPERATING SEGMENTS
Revenue	11,018	9,162	8,886
Other
OPERATING SEGMENTS
Revenue	4,508	3,241	2,385
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	19,579	15,398	13,197
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	8,696	6,818	5,184
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	309	222	437
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	8,270	6,915	6,642
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	2,304	1,443	934
Operating segments | Platform
OPERATING SEGMENTS
Revenue	9,881	8,387	7,084
Operating segments | Platform | Europe
OPERATING SEGMENTS
Revenue	242	58
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	4,687	4,284	3,389
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	2,748	2,247	2,244
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 2,204	$ 1,798	$ 1,451